Prepayments, Deposits and Other Assets, Net	12 Months Ended
Dec. 31, 2022
Prepayments, Deposits and Other Assets, Net [Abstract]
Prepayments, deposits and other assets, net

Note 4 — Prepayments, deposits and other assets, net

Prepayments, deposits and other assets, net consisted of the following:

	As of December 31,
	2022	2021

Security deposits (1)	$216,446	$381,813
Advances to suppliers	564,810	1,483,084
Advances to employees	141,249	317,725
Prepaid expense	976,788	360,074
Others	139,976	188,216
	2,039,269	2,730,912
Less: Long term portion	(226,544)	(381,656)
Allowance for doubtful accounts	(364,973)	(313,844)
Prepayments, deposits and other assets – current portion	$1,447,752	$2,035,412

(1)	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2022	2021	2020

Beginning balance	$313,844	$306,513	$31,139
Provision for doubtful accounts	75,000	88,846	258,280
Written-off	-	(88,846)	-
Foreign currency translation adjustments	(23,871)	7,331	17,094
Ending balance	$364,973	$313,844	$306,513